Related Party Disclosures - Significant Transactions with Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of transactions between related parties [line items]
Sales of an intangible asset to a joint venture	¥ 101,390	$ 14,273	¥ 0	¥ 0
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of engines and parts	924,971	130,212	411,010	393,440
Purchase of parts, supplies and engines	1,614,814	227,323	1,396,611	2,036,675
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Hospitality, restaurant, consultancy and other service income	18,427	2,594	5,803	2,152
Service charge charged by	2,094	295	128	5,023
Rental income	3,834	540	4,634	4,415
Selling, general and administrative expenses	0	0	0	2,530
Hong Leong Asia Limited and its affiliates [member]
Disclosure of transactions between related parties [line items]
Selling, general and administrative expenses	9,194	1,294	8,994	7,188
GY and its affiliates [member]
Disclosure of transactions between related parties [line items]
Sales of engines and parts	2,034,304	286,376	2,262,306	3,223,785
Purchase of parts, supplies and engines	1,804,457	254,020	1,053,607	1,307,137
Hospitality, restaurant, consultancy and other service income	18,023	2,537	10,398	6,609
Rental income	12,227	1,721	580	275
Property management service expenses	24,668	3,473	22,128	21,978
Selling, general and administrative expenses	34,178	4,811	30,151	9,315
Delivery, storage, distribution and handling expenses	212,566	29,924	201,669	300,699
Payments For Lease Liabilities	19,615	2,761	19,802	17,215
Purchases of vehicles and machineries	¥ 0	$ 0	¥ 2,513	¥ 3,460